Note 4 - Investment Securities - Continuous Unrealized Loss Position (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Continuous unrealized loss, less than 12 months, fair value	$ 41,703,712	$ 123,708,343
Continuous unrealized loss, less than 12 months, gross unrealized losses	(528,011)	(1,700,299)
Continuous unrealized loss, greater than 12 months, fair value	258,492,526	190,196,101
Continuous unrealized loss, greater than 12 months, gross unrealized losses	(10,160,410)	(6,810,725)
Continuous unrealized loss, fair value	300,196,238	313,904,444
Continuous unrealized loss, gross unrealized losses	(10,688,421)	(8,511,024)
US Government Agencies Debt Securities [Member]
Continuous unrealized loss, less than 12 months, fair value	39,082,750	120,139,340
Continuous unrealized loss, less than 12 months, gross unrealized losses	(504,496)	(1,655,223)
Continuous unrealized loss, greater than 12 months, fair value	255,747,472	190,196,101
Continuous unrealized loss, greater than 12 months, gross unrealized losses	(10,092,031)	(6,810,725)
Continuous unrealized loss, fair value	294,830,222	310,335,441
Continuous unrealized loss, gross unrealized losses	(10,596,527)	(8,465,948)
US States and Political Subdivisions Debt Securities [Member]
Continuous unrealized loss, less than 12 months, fair value	611,882	2,598,344
Continuous unrealized loss, less than 12 months, gross unrealized losses	(2,668)	(23,094)
Continuous unrealized loss, greater than 12 months, fair value	1,882,249
Continuous unrealized loss, greater than 12 months, gross unrealized losses	(33,964)
Continuous unrealized loss, fair value	2,494,131	2,598,344
Continuous unrealized loss, gross unrealized losses	(36,632)	(23,094)
Corporate Debt Securities [Member]
Continuous unrealized loss, less than 12 months, fair value	2,009,080
Continuous unrealized loss, less than 12 months, gross unrealized losses	(20,847)
Continuous unrealized loss, greater than 12 months, fair value	862,805
Continuous unrealized loss, greater than 12 months, gross unrealized losses	(34,415)
Continuous unrealized loss, fair value	2,871,885
Continuous unrealized loss, gross unrealized losses	$ (55,262)
Asset-backed Securities [Member]
Continuous unrealized loss, less than 12 months, fair value		970,659
Continuous unrealized loss, less than 12 months, gross unrealized losses		(21,982)
Continuous unrealized loss, greater than 12 months, fair value
Continuous unrealized loss, greater than 12 months, gross unrealized losses
Continuous unrealized loss, fair value		970,659
Continuous unrealized loss, gross unrealized losses		$ (21,982)